Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Assets

in CHF thousands	2023	2022
Prepayments	2,486	3,910
Accrued income	1,131	679
Balance at December 31	3,617	4,589